SHARE-BASED PAYMENTS (Details 2) - R$ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Options outstanding at January 1, weighted average exercise price (in BRL per share)	R$ 18.86	R$ 19.39	R$ 19.92
Options forfeited during the period, weighted average exercise price (in BRL per share)	22.30	22.68	22.60
Options outstanding at ended period, weighted average exercise price (in BRL per share)	18.26	18.86	19.39
Options exercisable at ended period, weighted average exercise price (in BRL per share)	R$ 18.26	R$ 19.08	R$ 20.12